Loans Receivable (Summary of Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012 loan
One-to-four-family [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	5
Recorded Investment Before Modification	$ 1,863
Recorded Investment After Modification	1,934
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Recorded Investment Before Modification	72
Recorded Investment After Modification	$ 72